Operating Segment Information - Geographic Information, Non-current Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 180,743,533	$ 212,924,504
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	90,046,190	114,047,141
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	16,881,746	18,501,088
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	73,627,957	80,180,759
USA [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	31,919	29,866
Europe [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	155,489	165,590
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 232	$ 60